Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flows disclosed in financing activities - Financial assets (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cash flows	€ 3,253	€ 1,078	€ (518)
Financial liabilities, class [member]
Disclosure of financial assets [line items]
Cash flows	2,797	930	166
Acquisition	123	194
Other	(261)	67	(16)
TDIRA [member]
Disclosure of financial assets [line items]
Cash flows		(443)
Other		31	22
Bonds, financial liabilities [member]
Disclosure of financial assets [line items]
Cash flows	3,391	1,136	(460)
Acquisition	148	5
Other	(63)	(95)	(103)
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of financial assets [line items]
Cash flows	335	613	294
Acquisition	(30)	14
Other	8	56	11
Finance lease liabilities [member]
Disclosure of financial assets [line items]
Cash flows		(123)	(96)
Acquisition		2
Other	(584)	135	45
Cash collateral received [member]
Disclosure of financial assets [line items]
Cash flows	179	61	(520)
NEU commercial papers [member]
Disclosure of financial assets [line items]
Cash flows	(958)	(243)	818
Other	(1)	1
IFRS Bank Overdrafts [Member]
Disclosure of financial assets [line items]
Cash flows	(123)	82	(66)
Acquisition	(4)	38
Other	7
Other financial liabilities [member]
Disclosure of financial assets [line items]
Cash flows	(10)	(153)	196
Acquisition	9	135
Other	229	(61)	9
Derivatives [member]
Disclosure of financial assets [line items]
Cash flows	26	8	(66)
Acquisition	(2)
Other	(246)	62	11
Cash collateral paid [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(555)	(695)	(77)
Cash flows	€ 430	140	(618)
Balance at end of period		€ (555)	€ (695)